Related Party Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Disclosures
Short-term benefits	$ 3.8	$ 3.7
Share-based payments	7.3	1.6
Total	$ 11.1	$ 5.3